CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)
Net loss	$ (2,370,500)	$ (1,535,000)	$ (4,079,400)	$ (2,105,300)	$ (13,668,100)	$ (3,672,500)
Depreciation and amortization	187,900	254,500
Stock-based compensation	602,600	653,700	1,236,700	1,266,400	2,350,600	2,108,000
Change in fair value of contingent consideration	0	17,500	0	(60,000)	(42,500)	(30,000)
Loss on sale of investment securities	69,200	15,100	89,200	(4,000)	32,700	(35,600)
Operating activities:
Unrealized holding (gain) loss on investment securities	(112,800)	(70,200)	(18,900)	(32,600)	(233,700)	(10,400)
Deferred income taxes	0	(222,100)	0	733,300	(2,490,000)	1,152,500
Trade accounts receivable	143,200	(278,600)	175,600	(50,100)	(206,700)	(75,500)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventories	(338,600)	(746,000)	(733,600)	(637,900)	(1,719,200)	(560,000)
Prepaid and other current assets	(27,100)	102,000	89,400	(229,700)	(207,800)	(211,400)
Provision for bad debt			17,300	0	0	4,000
Income tax receivable	0	(95,100)	300	267,300	172,200	1,500
Other assets	0	115,300
Carrying value of right of use assets	75,500	(781,700)	(103,800)	1,600	810,200	(138,000)
Accounts payable	71,000	128,800	(191,500)	461,300	652,400	79,600
Accrued expenses	151,900	11,200	27,300	(11,100)	180,300	(195,300)
Contract liabilities	(119,500)	796,100
Other long term liabilities	0	10,900	(107,600)	0	(10,900)	10,900
Lease liabilities	(77,500)	0	106,500		29,000	(20,000)
Total changes in operating assets and liabilities	(121,100)	(737,100)	(526,200)	(220,900)	(1,121,100)	(937,800)
Net cash used in operating activities	(1,744,700)	(1,483,200)	(2,849,000)	(1,931,000)	(5,190,200)	(3,580,100)
Purchase of investment securities	(791,800)	(1,421,500)
Extinguishment of debt			0	(433,800)	(433,800)	(531,000)
Redemption of investment securities	1,731,300	434,200
Capital expenditures	(45,800)	(174,000)	(253,000)	(163,400)	(757,600)	(198,700)
Purchase of other intangible assets	0	(500)	(1,500)	(66,500)	(67,000)	(58,700)
Net cash provided by (used) in investing activities	893,700	(1,161,800)	1,803,500	(3,386,800)	(3,749,300)	(10,884,000)
Impairment of goodwill and intangible asset			51,500	0	4,280,100	0
Financing activities:
Proceeds from issuance of common stock	0	3,000,000
Issuance costs of common stock and warrants	0	(272,800)				(1,300,000)
Bank overdraft	0	(117,700)
Net cash provided by financing activities	0	2,609,500	0	(163,400)	2,306,700	16,588,800
Effect of changes in foreign currency exchange rates on cash and cash equivalents	3,300	(193,500)	1,500	103,000	(71,300)	(9,200)
Depreciation and amortization			380,800	327,300	688,200	251,500
Net decrease in cash and cash equivalents	(847,700)	(229,000)	(1,044,000)	(5,378,200)	(6,704,100)	2,115,500
Cash and cash equivalents, beginning of period	1,927,100	4,297,000	2,971,100	9,675,200	9,675,200	7,559,700
Cash and cash equivalents, end of period	1,079,400	4,068,000	1,927,100	4,297,000	2,971,100	9,675,200
Loss on disposal of subsidiary			0	0	0	405,400
Changes in operating assets and liabilities:
Lease Liabilities					807,900	(105,600)
Net cash used in operating activities	(1,744,700)	(1,483,200)	(2,849,000)	(1,931,000)	(5,190,200)	(3,580,100)
Investing activities:
Redemption of investment securities			2,404,200	844,300	2,709,800	6,181,400
Purchase of investment securities			(346,200)	(4,001,200)	(5,634,500)	(9,569,000)
Proceeds from sale of Altamira			0	0	0	440,000
Purchase of Aquila, net of cash acquired			0	0	0	(7,679,000)
Net cash provided by (used) in investing activities	893,700	(1,161,800)	1,803,500	(3,386,800)	(3,749,300)	(10,884,000)
Financing activities:
Proceeds from issuance of common stock			0	0	3,000,000	17,080,400
Issuance of common stock and warrants			0	0	(272,800)	(1,006,400)
Payments of contingent consideration			0	0	(98,800)	(168,000)
Proceeds from Payroll Protection Program, net of repayment			0	0	0	401,100
Proceeds from stock options exercised			0	0	0	3,100
Bank overdraft			0	(163,400)	(321,700)	278,600
Net cash received in financing activities	0	2,609,500	0	(163,400)	2,306,700	16,588,800
Net (decrease) increase in cash and cash equivalents	$ (847,700)	$ (229,000)	(1,044,000)	(5,378,200)	(6,704,100)	2,115,500
Cash paid during the period for:
Income taxes			0	0	0	2,500
Noncash financing activities:
Record right-of-use assets			104,326	0	1,010,900	0
Record lease liabilities			$ 104,642	$ 0	$ 1,010,400	$ 0